File Nos. 33-89754 and 811-8992
    As filed with the Securities and Exchange Commission on February 1, 1996
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3


                                       AND


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 4


                                FUNDMANAGER TRUST
               (Exact Name of Registrant as Specified in Charter)

                  ONE BEACON STREET, BOSTON MASSACHUSETTS 02108
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (617) 725-2152

     Edward T. O'Dell, P.C.                            John J. Danello
    Goodwin, Procter & Hoar               Freedom Capital Management Corporation
       Exchange Place                                 One Beacon Street
  Boston, Massachusetts 02109                   Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box):

     [X] immediately upon filing pursuant to paragraph (b)
     [ ] on _________________ pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph  (a)(i) or on such earlier date as the
     [ ] Commission  may determine  pursuant to Section 8(c) of the Securities
         Act of 1933
     [ ] on _________________ pursuant to paragraph (a)(i)
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on _________________ pursuant to paragraph (a)(ii) of Rule 485.

     If  appropriate,  check the  following  box:

     [ ] Post-effective   amendment  designates  a  new  effective  date  for  a
         previously filed post-effective amendment.


Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ending September 30, 1995 was filed by FundManager Trust on November 29, 1995.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 19331

===================================================================================================================================
                                                              Proposed              Proposed
Title of                                Amount Being          Maximum               Maximum
Securities                              Registered            Offering              Aggregate             Amount of
Being                                   Under Rule            Price Per             Offering              Registration
Registered                              24e-2                 Unit2                 Price3                Fee
-----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH
FUND
Shares of
Beneficial
Interest
(par value
$0.001 per share)                       742,705               $14.42                $290,000              $100.00
===================================================================================================================================

   1The shares being registered as set forth in this table are in addition to the indefinite number of shares of beneficial interest which Registrant has registered under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Rule 24f-2 under the 1940 Act. Registrant filed the Notice required by Rule 24f-2 on November 29, 1995 for its fiscal year ended September 30, 1995.


   2Based on Registrant's closing price of $14.42 on January 15, 1996 pursuant to Rule 457(d) under the 1933 Act and Rule 24e-2(a) under the 1940 Act.

   3In response to Rule 24e-2(b) under the 1940 Act: (1) the calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2; (2) 1,297,234 shares of beneficial interest were redeemed by the Registrant during the fiscal year ended September 30, 1995; (3) 574,640 shares are being used for reductions pursuant to Rule 24f-2 during the current fiscal year; and (4) 772,594 shares are being used for reduction in this amendment pursuant to Rule 24e-2(a).

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 19331

===================================================================================================================================
                                                              Proposed              Proposed
Title of                                Amount Being          Maximum               Maximum
Securities                              Registered            Offering              Aggregate             Amount of
Being                                   Under Rule            Price Per             Offering              Registration
Registered                              24e-2                 Unit2                 Price3                Fee
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Shares of
Beneficial
Interest
(par value
$0.001 per share)                       993,083               $13.46                $290,000              $100.00
===================================================================================================================================

   1The shares being registered as set forth in this table are in addition to the indefinite number of shares of beneficial interest which Registrant has registered under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Rule 24f-2 under the 1940 Act. Registrant filed the Notice required by Rule 24f-2 on November 29, 1995 for its fiscal year ended September 30, 1995.

   2Based on Registrant's closing price of $13.46 on January 15, 1996 pursuant to Rule 457(d) under the 1933 Act and Rule 24e-2(a) under the 1940 Act.

   3In response to Rule 24e-2(b) under the 1940 Act: (1) the calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2; (2) 1,380,354 shares of beneficial interest were redeemed by the Registrant during the fiscal year ended September 30, 1995; (3) 408,816 shares are being used for reductions pursuant to Rule 24f-2 during the current fiscal year; and (4) 971,538 shares are being used for reduction in this amendment pursuant to Rule 24e-2(a).

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 19331

===================================================================================================================================
                                                              Proposed              Proposed
Title of                                Amount Being          Maximum               Maximum
Securities                              Registered            Offering              Aggregate             Amount of
Being                                   Under Rule            Price Per             Offering              Registration
Registered                              24e-2                 Unit2                 Price3                Fee
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
Shares of
Beneficial
Interest
(par value
$0.001 per share)                       1,591,727             $15.54                $290,000              $100.00
===================================================================================================================================

   1The shares being registered as set forth in this table are in addition to the indefinite number of shares of beneficial interest which Registrant has registered under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Rule 24f-2 under the 1940 Act. Registrant filed the Notice required by Rule 24f-2 on November 29, 1995 for its fiscal year ended September 30, 1995.

   2Based on Registrant's closing price of $15.54 on January 15, 1996 pursuant to Rule 457(d) under the 1933 Act and Rule 24e-2(a) under the 1940 Act.

   3In response to Rule 24e-2(b) under the 1940 Act: (1) the calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2; (2) 1,909,597 shares of beneficial interest were redeemed by the Registrant during the fiscal year ended September 30, 1995; (3) 336,532 shares are being used for reductions pursuant to Rule 24f-2 during the current fiscal year; and (4) 1,573,065 shares are being used for reduction in this amendment pursuant to Rule 24e-2(a).

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 19331

===================================================================================================================================
                                                              Proposed              Proposed
Title of                                Amount Being          Maximum               Maximum
Securities                              Registered            Offering              Aggregate             Amount of
Being                                   Under Rule            Price Per             Offering              Registration
Registered                              24e-2                 Unit2                 Price3                Fee
-----------------------------------------------------------------------------------------------------------------------------------
BOND FUND
Shares of
Beneficial
Interest
(par value
$0.001 per share)                       723,707               $10.36                $290,000              $100.00
===================================================================================================================================

   1The shares being registered as set forth in this table are in addition to the indefinite number of shares of beneficial interest which Registrant has registered under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Rule 24f-2 under the 1940 Act. Registrant filed the Notice required by Rule 24f-2 on November 29, 1995 for its fiscal year ended September 30, 1995.

   2Based on Registrant's closing price of $10.36 on Janaury 11, 1996 pursuant to Rule 457(d) under the 1933 Act and Rule 24e-2(a) under the 1940 Act.

   3In response to Rule 24e-2(b) under the 1940 Act: (1) the calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2; (2) 4,770,571 shares of beneficial interest were redeemed by the Registrant during the fiscal year ended September 30, 1995; (3) 4,074,856 shares are being used for reductions pursuant to Rule 24f-2 during the current fiscal year; and (4) 695,715 shares are being used for reduction in this amendment pursuant to Rule 24e-2(a).

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 19331

===================================================================================================================================
                                                              Proposed              Proposed
Title of                                Amount Being          Maximum               Maximum
Securities                              Registered            Offering              Aggregate             Amount of
Being                                   Under Rule            Price Per             Offering              Registration
Registered                              24e-2                 Unit2                 Price3                Fee
-----------------------------------------------------------------------------------------------------------------------------------

MANAGED TOTAL
RETURN FUND
Shares of
Beneficial
Interest
(par value
$0.001 per share)                       465,132               $11.03                $290,000              $100.00
===================================================================================================================================

   1The shares being registered as set forth in this table are in addition to the indefinite number of shares of beneficial interest which Registrant has registered under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Rule 24f-2 under the 1940 Act. Registrant filed the Notice required by Rule 24f-2 on November 29, 1995 for its fiscal year ended September 30, 1995.

   2Based on Registrant's closing price of $11.03 on January 15, 1996 pursuant to Rule 457(d) under the 1933 Act and Rule 24e-2(a) under the 1940 Act.

   3In response to Rule 24e-2(b) under the 1940 Act: (1) the calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2; (2) 590,034 shares of beneficial interest were redeemed by the Registrant during the fiscal year ended September 30, 1995; (3) 151,194 shares are being used for reductions pursuant to Rule 24f-2 during the current fiscal year; and (4) 438,840 shares are being used for reduction in this amendment pursuant to Rule 24e-2(a).

                                EXPLANATORY NOTE

     Except for the affected pages contained herein, the Registrant incorporates the cross reference sheet, Part A, Part B and Part C herein in their entirety from Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on Janaury 29, 1996.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and that it has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 31st day of January, 1996.


                                       FUNDMANAGER TRUST


                                       By /s/ CHARLES B. LIPSON
                                          Charles B.Lipson
                                          President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed by the following persons in the capacities indicated on January 31, 1996.



SIGNATURE                                TITLE


DEXTER A. DODGE*                         Trustee
Dexter A. Dodge


ERNEST T. KENDALL*                       Trustee
Ernest T. Kendall


RICHARD B. OSTERBERG*                    Trustee
Richard B. Osterberg



                                         Treasurer (Principal Financial Officer
John R. Elder                             and Principal Accounting Officer)


*By
    Thomas M. Lenz
    As attorney-in-fact pursuant to
    a power of attorney filed herewith.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and that it has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of January, 1996.

                                       FUNDMANAGER TRUST


                                       By
                                          Charles B.Lipson
                                          President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed by the following persons in the capacities indicated on January 31, 1996.


SIGNATURE                                TITLE


DEXTER A. DODGE*                         Trustee
Dexter A. Dodge


ERNEST T. KENDALL*                       Trustee
Ernest T. Kendall


RICHARD B. OSTERBERG*                    Trustee
Richard B. Osterberg



/s/JOHN R. ELDER                         Treasurer (Principal Financial Officer
John R. Elder                             and Principal Accounting Officer)


*By /s/ THOMAS M. LENZ
    Thomas M. Lenz
    As attorney-in-fact pursuant to
    a power of attorney filed herewith.